Provisions	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
PROVISIONS	PROVISIONS

	As of December 31,
	2023	2022
Provisions for product warranty and others	$6,506	$8,050

Current	$4,174	$4,812
Non-current	2,332	3,238
	$6,506	$8,050
Movements of provisions for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the Year Ended December 31
	2023	2022	2021
Balance as of January 1	8,050	15,630	17,562
Additional provisions recognized	3,209	4,240	5,642
Unused provisions reversed	(62)	(4,449)	—
Provisions used	(4,684)	(5,884)	(7,811)
Exchange differences on translation	(7)	(1,487)	237
Balance as of December 31	$6,506	$8,050	$15,630
The Company provided warranty service for its customers. The warranty period for electric scooters was generally two years. The warranty was estimated based on actual claims incurred to date as well as the forecasted claims based on historical experience and an estimate of the working hours, material costs and hourly wage rates, depending on the types of electric scooters.